Convertible Debt	12 Months Ended
Dec. 31, 2024
Convertible Debt [Abstract]
CONVERTIBLE DEBT

NOTE 4 — CONVERTIBLE DEBT

Convertible Debt

The Company’s convertible notes are separated into seven groups — A, B, C, D, E, F and BlinkBio — per the table below:

Group	Rate	Maturity	Collateral	Conversion Rate	December 31, 2024 Carrying Amount	December 31, 2023 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$—	$1,151,032
B	6%	10/31/2024	None	80%	$—	$5,154,000
C	6%	10/31/2024	None	80%	$—	$3,873,417
D	6%	10/31/2024	None	50%	$—	$1,950,160
E	6%	10/31/2024	None	50%	$—	$1,100,000
F	6%	10/31/2024	None	50%	$—	$1,381,732
Blink Bio	10%	3/15/2022	None	100%	$—	$—

The above convertible notes were all converted into common stock on August 2, 2024 upon consummation of the Company’s initial public offering.

Group A

Commencing in July 2018 through November 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”). Interest on the unpaid principal balance accrues at a rate of 10% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended on October 24, 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80 – 87.5% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $3,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes) or $5,000,000, depending upon the signed agreement terms.

In the event that the Company raises aggregate additional cash proceeds of at least $3,000,000 or $5,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price. The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance on December 31, 2024 and December 31, 2023 is summarized as follows:

Debt A	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,154,000
Less: discounts (issuance, redemptions)	—	(185,224)
Amortization of discounts	—	182,256
Carrying value	—	1,151,032
Less Related Party Portion	—	(100,000)
Convertible Notes – A	$—	$1,051,032

Group B

Commencing in May 2020, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended October 24, 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480 and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance at December 31, 2024 and December 31, 2023 is summarized as follows:

Debt B	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$5,154,000
Less: discounts (issuance, redemptions, warrants)	—	(1,818,939)
Amortization of discounts	—	1,818,939
Carrying value	$—	$5,154,000

Group C

Commencing in July 2021, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended October 24, 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 80% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to the Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 12.5% of the equity stock conversion price.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance on December 31, 2024 and December 31, 2023 is summarized as follows:

Debt C	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$3,945,020
Less: discounts (issuance, redemptions, warrants)	—	(1,063,223)
Amortization of discounts	—	991,620
Carrying value	$—	$3,873,417

Group D

Commencing in November 2022, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the Investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended October 24, 2023 under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price.

In connection with the Group D Convertible Notes, the Company agreed to issue an additional 125,000 shares of common stock to the Group D Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group D Convertible Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480 and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance at December 31, 2024 and December 31, 2023 is summarized as follows:

Debt D	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$2,000,000
Less: discounts (issuance, redemptions, warrants)	—	(1,864,654)
Amortization of discounts	—	1,814,814
Carrying value	$—	$1,950,160

Group E

Commencing in February 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended October 24, 2023 under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price. In connection with the Group E Notes, the Company agreed to issue an additional 68,750 shares of common stock to the Group E Holders, prorated based on such Holder’s investment amount as an inducement for their investment in the Group E Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480 and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance at December 31, 2024 and December 31,2023 is summarized as follows:

Debt E	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,100,000
Less: discounts (issuance, redemptions, warrants)	—	(550,000)
Amortization of discounts	—	550,000
Carrying value	—	1,100,000
Less related party portion	—	(50,000)
Convertible Notes – E	$—	$1,050,000

Group F

Commencing in June 2023, the Company entered into an unsecured Subordinated Convertible Promissory Note Agreement (the “Agreements”) with certain lenders (together, the “Holders” or individually, the “Holder”), pursuant to which the Company issued a Subordinated Convertible Promissory Note (individually the “Note” or together the “Notes”) to the Holders, principally the investors brought in by an investment bank. Interest on the unpaid principal balance accrues at a rate of 6% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. Unless earlier converted into shares of Equity Securities, the principal and accrued interest will be due and payable by the Company on demand by the Holders at any time after the earlier of (i) the Maturity Date (as defined in each Agreement) and (ii) the closing of the Next Equity Financing (as defined below). The stated Maturity Date was extended October 24, 2023, under the same terms, until October 31, 2024.

The Notes will automatically convert into the type of Equity Securities issued in the Next Equity Financing upon closing. The number of shares of such Equity Securities to be issued will be equal to the quotient obtained by dividing the outstanding principal and unpaid accrued interest due on the Note on the date of conversion of 50% of the price paid per share for Equity Securities by the investors in the Next Equity Financing. Equity Securities refers to Company’s common stock or preferred stock and Next Equity Financing refers to the next sale (or series of related sales) by the Company of its equity securities from which the Company receives gross proceeds of not less than $10,000,000 (including the aggregate amount of debt securities converted into Equity Securities upon conversion or cancellation of promissory notes).

In the event that the Company raises aggregate additional cash proceeds of at least $10,000,000 through the sale of the Company’s equity securities, excluding the sales or conversions of Notes under the Agreement, the outstanding principal amount due will automatically, and without any action on part of the holder, be converted into fully paid and non-assessable units of the Company’s equity stock sold in such qualified financing at 50% of the equity stock conversion price. In connection with the Group F Notes, the Company agreed to issue an additional 214,594 shares of common stock to the Group F Holders, prorated based on such Holder’s investment amount, as an inducement for their investment in the Group F Notes.

The Company, at its option, may pay all accrued, but unpaid, interest and other charges in cash or by the issuance of additional equity stock at a rate of the applicable conversion price.

The Company evaluated the Notes in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and determined the Notes are considered share-settled debt and should be recorded as a liability. This conclusion was determined based on the debt providing the holder with a variable number of shares at settlement with an aggregate fair value equal to the debt instrument’s outstanding principal. The general measurement guidance in ASC 480 requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value unless other accounting guidance specifies another measurement attribute. It has been determined that the appropriate guidance for share-settled debt is ASC 835. As a result, the Notes were recorded at the amortized cost. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock.

The convertible debt balance at December 31, 2024 and December 31,2023 is summarized as follows:

Debt F	As of December 31, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,932,500
Less: discounts (issuance, redemptions, warrants)	—	(966,250)
Amortization of discounts	—	415,482
Carrying value	$—	$1,381,732

Redemption Liability

The fair value of the redemption liability is calculated under Level 3 of the fair value hierarchy, is determined based upon a Probability-Weighted of Expected Returns Model (“PWERM”). This PWERM was determined to be the most appropriate method of estimating the value of possible redemption or conversion outcomes over time, since the Company has not entered into a priced equity round through December 31, 2024. The fair value of the redemption liability is calculated using the initial value of the convertible note less the debt discount rate of 12.5% in Group A, 20% in Groups B and C, and 50% in Groups D, E and F. The redemption liability is then amortized over the remaining life of the note, utilizing the interest rates of 10% and 6% respectively for the groups. The life of each note in Group A is for a set period of 3 years, and is variable in Groups B, C, D, E and F with a range of 12 months to 3 years. The Company retains the option to negotiate an extended maturity date for Groups B, C, D, E and F. The new embedded redemption values were $0 for the year ended December 31, 2024, and $1,541,250 for the year ended December 31, 2023, respectively. On August 2, 2024, the Company consummated its initial public offering, and the convertible notes, including accrued interest, converted into shares of the Company’s common stock. The redemption liability was closed to stockholders’ equity on such date.

The redemption liability is re-measured at each period end and is summarized as follows:

	As of December 31, 2024	As of December 31, 2023
New Embedded Redemption Value – Group A	—	144,250
New Embedded Redemption Value – Group B	—	1,130,800
New Embedded Redemption Value – Group C	—	789,004
New Embedded Redemption Value – Group D	—	1,000,000
New Embedded Redemption Value – Group E	—	550,000
New Embedded Redemption Value – Group F	—	966,250
Ending Balance	—	$4,580,304

Fees Associated with Convertible Debt Raise

The fees associated with the convertible debt raise are legal and investment fees associated with the issuance of the convertible notes for Groups A, B, C, and D. There were no related parties who received these fees. The fees are amortized over the life of the convertible note utilizing an interest rate of 10% for Group A and 6% for Groups B, C, and D. The debt issuance liability is re-measured at each period end and is summarized in the table below.

	As of December 31, 2024	As of December 31, 2023
Debt Issuance
Group A	$—	$—
Group B	—	—
Group C	—	9,133
Group D	—	—
Group E	—	—
Group F	—	—
Total Net Debt Issuance	$—	$9,133

Make-whole liability — Shares due Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration and the company agreed to issue 4% of the Company’s shares, with an anti-dilution clause. The make-whole liability represents the shares earned for the anti-dilution of their stock position over 2020 and 2021. The 2021 year-end had the Company owning an aggregate of 233,202 shares valued in the amount of $408,413, after issuing 200,000 shares in 2020. In 2021, the Company recorded an associated expense to advisory fees of $152,482 to recognize the share value earned on the anti-dilution compensation in 2021. In 2022, the Company set aside 70,624 shares to satisfy the anti-dilution clause. In 2022, the Company recorded an associated expense to advisory fees of $282,496 to recognize the share value earned on the anti-dilution compensation in the 2022.

For the years ended December 31, 2024 and 2023, the Company recorded an additional 0 and 16,672 shares, respectively, with an associated expense to advisory fees of $0 and $66,688, respectively, on the anti-dilution compensation.

On July 1, 2023, the make-whole liability for Noble Capital was determined to be contractually nullified. The Company unwound the liability, and it is reflected in our Statement of Stockholders’ Deficit.

Noble Capital and the Company settled on various investment fees in dispute, as well as the shares of the Company’s common stock related to the anti-dilution clause that expired in September 2024. Noble Capital was awarded 320,033 shares of common stock and $50,000 in cash.

Make-whole liability — Shares Officers & Directors

In January 2023, 350,000 shares of Class A common stock were issued to officers, key employees, key advisors and directors, leaving 20,000 shares in the balance to be issued to Joacim Borg, a director with a value of $80,000.

On March 1, 2023, the Company hired Alan Musso, former CFO, and, as part of his compensation contract, he was awarded 12,500 shares of common stock with a value of $4.00 per share, the $50,000 in compensation of which is reflected in the make-whole stock liability.

Alan resigned on June 30, 2023, and Christopher Acevedo, current CFO, took his position. Mr. Acevedo was awarded the balance of Mr. Musso’s shares upon the successful initial public offering.

The Company’s make-whole share liability is summarized in the table below as of September 30, 2024.

Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	Upon IPO
Joacim Borg	Director	20,000	80,000	July 1, 2022
		32,500	$130,000

The Company issued all of the make-whole shares due to the director and officers in October 2024, and, therefore, the current balance due is 0 shares.

Warrants for Placement Agent — Noble Capital

In March 2020, the Company signed a new advisory agreement with Noble Capital, in lieu of cash remuneration it was provided a 10% warrant fee, in addition to cash remuneration on debt raises from Noble procured investments. The terms of the warrants are five years at an exercise price that equates to the average price the convertible debt holders paid in each debt raise round.

The number of warrants earned in 2020 was 248,855 valued at $248,855. The number of warrants earned in 2021 was 213,782, valued at $427,564. The total warrants earned as of December 31, 2022 was 162,644, valued at $325,288. No warrants were earned in 2023 or 2024.

Warrants earned in 2022, 2021 and 2020 have been accounted for as a discount to the associated convertible debt with the discounts amortized over the term of the related debt. The Debt Discount Accretion expense in warrants in the year ended December 31, 2024 was $49,840 and in the year ended December 31, 2023 was $83,069. The total unamortized discount of those warrants was $0 and $49,840 as of December 31, 2024 and December 31, 2023, respectively.

Warrant holders from Noble Capital exercised their warrants in cashless exercise for an aggregate of 116,313 shares of common stock out of the aggregate 621,691 shares underlying warrants held by such holders in September 2024. In December 2024, warrant holders from Noble Capital exercised their remaining warrants in a reduced cashless transaction for an aggregate of 294,977 shares of common stock.

Warrants for Underwriter and Placement Agent — Brookline Capital Markets

On August 2, 2024, the Company issued a warrant to Brookline Capital Markets to purchase 112,000 shares of the Company’s common stock, pursuant to an underwriting agreement entered into between the Company and Brookline. The warrant is exercisable 180 days after July 31, 2024, terminates on July 31, 2029, and has an exercise price of $4.40 per share.

On December 31, 2024, the Company entered into the Purchase Agreement, and, in connection therewith, Brookline earned warrants exercisable into an aggregate of 39,918 shares at an initial exercise price of $4.40 per share, subject to adjustment as set forth therein. The warrants are exercisable by the holder for a period of five years from the date stockholder approval for the issuances contemplated by the Purchase Agreement is obtained.

Short-Term Loan

An investor lent the Company $100,000 on March 7, 2024. The note is a demand note, carrying interest at 8% and was used for working capital purposes. An investor lent the Company $150,000 on June 28, 2024. The note is a demand note, carrying interest at 8% and was also used for working capital purposes. The Company repaid these loans, including accrued interest thereon, in August 2024.